                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 13, 1998,
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                THAT REQUEST WAS DENIED OR CONFIDENTIAL TREATMENT
                                     EXPIRED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1998

Check here if Amendment [ X ]; Amendment Number: 4

   This Amendment (Check only one.):      [ ] is a restatement.
                                          [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address: 1829 REISTERSTOWN ROAD
         SUITE 220
         BALTIMORE, MARYLAND 21208

Form 13F File Number:  28-4120


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK D. LERNER
Title:   VICE PRESIDENT
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

        /s/ MARK D. LERNER            BALTIMORE, MARYLAND     01/26/01
        ---------------------------   ----------------------- ---------------
                 [Signature]               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------

Form 13F Information Table Entry Total:    94
                                           ------------------

Form 13F Information Table Value Total:    $683,532
                                           ------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                     FORM 13F INFORMATION TABLE


      COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------------- --------------- ----------  ----------  ------------------------ ------------ ----------  --------------------
                                                    VALUE     SHRS OR     SH/     PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT     PRN     CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------------- --------------- ----------  ----------  ---------  ------  ------ ------------ ---------  ------  ------  ----


AMBER ENERGY               COMMON     022910103       1,923     400,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN STORES            COMMON     030096101      16,853     523,600     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN SAFETY
RAZOR                      COMMON     029362100       1,055     108,200     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

AMERISOURCE HEALTH         COMMON     03071P102       1,551      28,500     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

AMOCO CORP.                COMMON     031905102      25,833     479,500     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

AMP, INC.                  COMMON     031897101      33,122     926,500     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

AQUILA GAS PIPELINE        COMMON     03839B106         281      46,300     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

ARGONAUT GROUP             COMMON     040157109       3,524     138,200     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

AZTEC TECHNOLOGY           COMMON     05480L101       5,293     984,746     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

BERG ELECTRONICS           COMMON     08372L106      29,992     866,200     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

BETZDEARBORN, INC.         COMMON     087779104      49,424     715,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

BIBB COMPANY               COMMON     088667100         592      47,800     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

CAPSTONE CAPITAL           COMMON     14066R102         211      10,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

CELADON GROUP              COMMON     150838100       1,808     184,300     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

CENDANT CORP.              COMMON     151313103       7,556     650,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE


      COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------------- --------------- ----------  ----------  ------------------------ ------------ ----------  --------------------
                                                    VALUE     SHRS OR     SH/     PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT     PRN     CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------------- --------------- ----------  ----------  ---------  ------  ------ ------------ ---------  ------  ------  ----


CIENA CORP.                COMMON     171779101       9,418     658,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

CIRCON CORP.               COMMON     172736100       6,263     642,316     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

CLIFFS DRILLING            COMMON     18682C100         401      20,300     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMBIA HOSPITAL          COMMON     197677107      11,877     592,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL FEDERAL         COMMON     201647104       4,248     180,298     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

CONSECO, INC.              COMMON     208464107      16,412     536,995     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

CONSUMERS WATER            COMMON     210723102       2,702      94,800     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

CORRECTIONS CORP.
OF AMERICA                 COMMON     220256101         947      69,800     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

CRESTAR FINANCIAL          COMMON     226091106       3,587      63,200     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

DANA CORP.                 COMMON     235811106       3,714      99,536     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

DATA TRANSMISSION          COMMON     238017107       1,212      40,400     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

DELTA & PINE LAND          COMMON     247357106      16,460     374,100     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

DOMINICK'S
SUPERMARKETS               COMMON     257159103       1,402      32,800     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

DRAVO CORPORATION          COMMON     261471106       1,263     100,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

DYNATECH                   COMMON     268140100         919     313,600     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

EASTERN
ENVIRONMENTAL SERV.        COMMON     276369105       1,198      39,600     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE


      COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------------- --------------- ----------  ----------  ------------------------ ------------ ----------  --------------------
                                                    VALUE     SHRS OR     SH/     PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT     PRN     CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------------- --------------- ----------  ----------  ---------  ------  ------ ------------ ---------  ------  ------  ----


ELSAG BAILEY PROCESS       COMMON     N2925S101       3,166     150,300     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

ELTRON INTERNATIONAL       COMMON     290382100         747      25,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

EXCEL COMMUNICATIONS       COMMON     30065K104       6,267     277,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

FILENES BASEMENT           COMMON     316866102         554     316,500     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

FIRSTAR CORP.              COMMON     33761C103       1,934      38,200     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

FLEET FIN. WARRANTS        COMMON     338915119       2,294      68,992     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

FOAMEX INTERNATIONAL       COMMON     344123104      10,910     749,200     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

GALOOB TOYS                COMMON     364091108       5,925     523,730     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

GENERAL SIGNAL             COMMON     370838104       5,148     151,700     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL MOTOR SPORTS        COMMON     378937106       3,824     251,800     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

HARVEY'S CASINO
& RESORT                   COMMON     417826104       5,659     236,400     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

HOLLYWOOD PARK             COMMON     436255103       1,720     165,800     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

HUBCO, INC.                COMMON     404382103       9,349     368,448     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

HYPERION SOLUTIONS         COMMON     44914M104         795      36,675     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

IMC GLOBAL WARRANTS        COMMON     449669118         137     274,965     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

KANSAS CITY
POWER & LIGHT              COMMON     485134100       3,397     111,600     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE


      COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------------- --------------- ----------  ----------  ------------------------ ------------ ----------  --------------------
                                                    VALUE     SHRS OR     SH/     PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT     PRN     CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------------- --------------- ----------  ----------  ---------  ------  ------ ------------ ---------  ------  ------  ----


LIFE RE CORP.              COMMON     532160108       5,654      61,500     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

LIFE TECHNOLOGIES          COMMON     532177201      20,843     624,500     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

LOEWEN GROUP, INC.         COMMON     54042L100       7,471     506,500     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

MARQUETTE MEDICAL          COMMON     571490101         434      10,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

MEDPARTNERS                COMMON     58503X107      14,819   4,649,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

MERISTAR HOSPITALITY       COMMON     58984Y103         903      52,900     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

MIDAMERICAN
ENERGY HOLDINGS            COMMON     595920109       9,071     343,100     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

MODIS
PROFESSIONL SERVICES       COMMON     004401105      10,473     710,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

MONSANTO COMPANY           COMMON     611662107      12,786     227,300     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

MYCOGEN CORP.              COMMON     628452104       8,187     293,700     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

NACT TELECOM.              COMMON     62872G109       5,277     351,800     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

NAVIGANT INTERNATIONAL     COMMON     63935R108       1,290     217,222     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

NIELSEN MEDIA RES.         COMMON     653929109       2,576     251,321     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

NORTHROP GRUMMAN           COMMON     666807102      26,004     356,215     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

NORWOOD PROMOTIONAL        COMMON     669729105       3,954     209,500     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

PATRIOT AMERICAN           COMMON     703353102       3,414     267,778     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE


      COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------------- --------------- ----------  ----------  ------------------------ ------------ ----------  --------------------
                                                    VALUE     SHRS OR     SH/     PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT     PRN     CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------------- --------------- ----------  ----------  ---------  ------  ------ ------------ ---------  ------  ------  ----


PENNZOIL CORP.             COMMON     709903108       5,898     168,200     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICAL
MARKETING SERV.            COMMON     717123103       3,761     417,900     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

PREMIER TECHNOLOGY         COMMON     74058F102         232      48,177     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

PRIME RESOURCES GRP.       COMMON     74157L109         927     106,700     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

RFS HOTEL INVESTORS        COMMON     74955J108       8,173     681,100     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

SANDWICH BANCORP.          COMMON     800217101       2,933      51,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

SCHOOL SPECIALTY           COMMON     807863105       1,902     123,691     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

SPECIAL DEVICES            COMMON     847409109       1,400      42,900     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

SPORT-HALEY                COMMON     848925103       1,774     177,400     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

SPORTS AUTHORITY           COMMON     849176102       8,426   1,105,100     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

STARWOOD HOTELS
& RESORTS                  COMMON     855905204       4,373     143,964     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

STATION CASINOS            COMMON     857689103       4,429     833,700     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

STONE CONTAINER            COMMON     861589109         234      27,100     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

STRATUS COMPUTER           COMMON     863155107       1,348      40,000     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

SUN INT'L HOTELS           COMMON     P8797T133       4,171     109,935     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

SYBRON CHEMICAL            COMMON     870903101       2,990     197,700     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE


      COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------------- --------------- ----------  ----------  ------------------------ ------------ ----------  --------------------
                                                    VALUE     SHRS OR     SH/     PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT     PRN     CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------------- --------------- ----------  ----------  ---------  ------  ------ ------------ ---------  ------  ------  ----


TR FINANCIAL CORP.         COMMON     872630108         998      37,500     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

TELCO SYSTEMS              COMMON     878904101       2,061     201,100     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

TELE
COMMUNICATIONS CL A        COMMON     879240109      50,283   1,285,200     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

TELEDATA
COMMUNICATIONS             COMMON     M8762U100       2,218     158,400     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

TELXON CORP.               COMMON     879700102       5,285     259,400     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

THERMADYNE HOLDINGS        COMMON     883435208         613      26,004     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

THERMO VOLTEK              COMMON     883602104         867     130,800     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

U.S. OFFICE PRODUCTS       COMMON     912325305       5,604     695,109     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

US SURGICAL                COMMON     912707106      54,773   1,313,900     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

USCS INTERNATIONAL         COMMON     90330X109       2,274      70,800     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

VENATOR GROUP, INC.        COMMON     980883102       1,997     229,900     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

WORKFLOW MGMT.             COMMON     98137N109       3,243     557,930     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

WORLDCOM, INC.             COMMON     98155K102      27,945     571,761     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

XTRA CORP.                 COMMON     984138107      11,794     253,300     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------

YOUNG BROADCASTING         COMMON     987434107       4,583     134,800     SH           SOLE                     SOLE
------------------------------------------------------------------------------------------------------------------------------------